EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.45

Report Pulled:	4/15/2025
Loan Count:	755 / 844

Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	38	5.03%
Appraised Value	19	2.52%
CLTV	9	1.19%
Debt Service Coverage Ratio	421	55.76%
First Payment Due Date	10	1.32%
Loan Purpose	41	5.43%
LTV	99	13.11%
Maturity Date	13	1.72%
Original Interest Rate	7	0.93%
Original Loan Amount	4	0.53%
Original Qualifying FICO Score	11	1.46%
Origination/Note Date	84	11.13%
Originator Back-End DTI	2	0.26%
Property Type	45	5.33%
Sales Price	1	0.13%
Subject Street Address	7	0.83%
The Original Principal and Interest Payment Amount	7	0.93%
Total Reserves	174	23.05%